Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Leases [Abstract]
2023	$ 13,961
2024	13,379
2025	12,455
2026	11,373
2027	10,968
Thereafter	53,059
Total minimum lease payments	115,195
Less: amount of total minimum lease payments representing interest	(41,475)
Present value of future total minimum lease payments	73,720
Less: current portion of lease liabilities	(6,963)	$ (6,298)
Long-term lease liabilities	$ 66,757	$ 66,713